SCHEDULE OF INVESTMENTS

Delaware Ivy International Small Cap Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia

Consumer Discretionary – 2.2%
Ardent Leisure Group(A)(B)	1,399	$1,028
City Chic Collective Ltd.(A)	450	1,851
		2,879

Energy – 2.3%
Beach Energy Ltd.	1,243	1,156
WorleyParsons Ltd.	208	1,862
		3,018

Financials – 2.2%
Steadfast Group Ltd.	911	3,007

Materials – 2.8%
Evolution Mining Ltd.	384	1,296
Nufarm Ltd.(A)	389	1,336
OZ Minerals Ltd.	69	1,169
		3,801

Total Australia - 9.5%		$12,705

Belgium

Financials – 0.4%
ageas N.V.	11	596

Total Belgium - 0.4%		$596

Canada

Materials – 0.9%
Lundin Mining Corp.	130	1,180

Total Canada - 0.9%		$1,180

Finland

Industrials – 1.7%
Konecranes Oyj(A)	16	681
Outotec Oyj	133	1,546
		2,227

Total Finland - 1.7%		$2,227

France

Communication Services – 1.0%
Metropole Television S.A.	60	1,258

Energy – 0.7%
Gaztransport et Technigaz S.A.	12	957

Financials – 1.3%
COFACE S.A.	145	1,754

Health Care – 0.2%
Orpea S.A.	2	250

Industrials – 1.0%
Rexel S.A.	61	1,278

Information Technology – 1.3%
Sopra Steria Group S.A.	9	1,793

Utilities – 0.6%
Rubis Group	19	844

Total France - 6.1%		$8,134

Germany

Consumer Discretionary – 3.0%
Cherry AG(A)	18	682
fashionette AG(A)	27	1,034
hGears AG(A)	8	236
Knaus Tabbert AG	15	1,114
Westwing Group AG(A)	18	996
		4,062

Energy – 1.4%
Friedrich Vorwerk Group SE(A)	12	708

VERBIO Vereinigte BioEnergie AG	24	1,216
		1,924

Financials – 0.5%
Aurelius Equity Opportunities SE & Co. KGaA	21	654

Health Care – 3.9%
Apontis Pharma AG(A)	35	741
Vivoryon Therapeutics AG(A)(B)	208	4,431
		5,172

Industrials – 2.5%
KION Holding 1 GmbH	16	1,713
Mynaric AG(A)(B)	17	1,607
		3,320

Information Technology – 0.1%
Aixtron AG	3	71

Materials – 0.5%
IBU-tec Advanced Materials AG(A)	11	692

Total Germany - 11.9%		$15,895

Hong Kong

Communication Services – 0.7%
HKBN Ltd.	793	960

Industrials – 1.3%
Pacific Basin Shipping Ltd.(A)	4,318	1,741

Information Technology – 0.9%
ASM Pacific Technology Ltd.	94	1,275

Total Hong Kong - 2.9%		$3,976

Ireland

Consumer Discretionary – 0.6%
Dalata Hotel Group plc(A)	177	807

Consumer Staples – 2.0%
Total Produce plc(B)	848	2,655

Financials – 0.6%
AIB Group plc	290	747

Health Care – 4.5%
UDG Healthcare plc	26	384
Uniphar plc	1,382	5,587
		5,971

Industrials – 0.8%
Grafton Group plc, Units	11	174
Kingspan Group plc	10	901
		1,075

Materials – 2.0%
Smurfit Kappa Group plc	49	2,640

Total Ireland - 10.5%		$13,895

Isle of Man

Information Technology – 1.9%
Strix Group plc	573	2,500

Total Isle of Man - 1.9%		$2,500

Japan

Communication Services – 2.4%
ARTERIA Networks Corp.	78	1,268
Capcom Co. Ltd.	41	1,185

Daiichikosho Co. Ltd.	23		864
			3,317

Consumer Discretionary – 5.5%
Komeda Holdings Co. Ltd.	97		1,807
Roland Corp.	45		2,291
Ryohin Keikaku Co. Ltd.	74		1,560
Stanley Electric Co. Ltd.	61		1,754
			7,412

Consumer Staples – 3.3%
Kobe Bussan Co. Ltd.(B)	53		1,682
Matsumotokiyoshi Holdings Co. Ltd.	45		1,987
Shinnihonseiyaju Co. Ltd.	39		772
			4,441

Financials – 2.8%
Bank of Kyoto Ltd. (The)(B)	48		2,196
Gunma Bank Ltd. (The)	501		1,577
			3,773

Health Care – 1.2%
Nippon Shinyaku Co. Ltd.	21		1,641

Industrials – 8.4%
Mabuchi Motor Co. Ltd.(B)	22		828
MISUMI Group, Inc.	41		1,391
Okamura Corp.	144		1,953
Sanwa Holdings Corp.	146		1,791
Takeuchi Mfg Co. Ltd.	51		1,280
TechnoPro Holdings, Inc.	86		2,029
Tsubaki Nakashima Co. Ltd.(B)	135		2,081
			11,353

Information Technology – 4.4%
DISCO Corp.	6		1,711
OTSUKA Corp.	46		2,419
Sansan, Inc.(A)	19		1,702
			5,832

Materials – 1.5%
Zeon Corp.	142		1,959

Real Estate – 3.8%
GLP J-REIT	1		1,135
Ichigo, Inc.	419		1,327
Kenedix Office Investment Corp.	—	*	1,198
Relo Group, Inc.	61		1,383
			5,043

Total Japan - 33.3%			$44,771

Malta

Consumer Discretionary – 0.6%
Kindred Group plc	51		795

Total Malta - 0.6%			$795

Netherlands

Financials – 1.5%
ASR Nederland N.V.	20		772
Euronext N.V.	11		1,153
			1,925

Information Technology – 2.5%
ASM International N.V.	10		3,352

Total Netherlands - 4.0%			$5,277

Norway

Consumer Staples – 0.7%
SalMar ASA	13		892

Total Norway - 0.7%			$892

Singapore

Real Estate – 1.0%
Manulife U.S. REIT	1,701	1,344

Total Singapore - 1.0%		$1,344

Spain

Communication Services – 0.5%
Mediaset Espana Comunicacion S.A.	111	699

Total Spain - 0.5%		$699

Sweden

Communication Services – 0.7%
Stillfront Group AB(A)	95	913

Total Sweden - 0.7%		$913

United Kingdom

Communication Services – 2.6%
Future plc	79	3,417

Consumer Discretionary – 3.0%
Games Workshop Group plc	18	2,834
Gamesys Group plc	11	280
Persimmon plc	22	919
		4,033

Consumer Staples – 1.4%
Cranswick plc	19	1,025
Stock Spirits Group plc	260	940
		1,965

Energy – 0.0%
Harbour Energy plc(A)(B)	—	—

Financials – 1.2%
Draper Esprit plc(A)	124	1,553

Health Care – 0.3%
Clinigen Group plc	49	422

Industrials – 1.1%
Diploma plc	38	1,509

Information Technology – 0.6%
Avast plc	119	806

Materials – 0.6%
Polymetal International plc	36	775

Total United Kingdom - 10.8%		$14,480

TOTAL COMMON STOCKS – 97.4%		$130,279
(Cost: $87,601)

PREFERRED STOCKS

Germany

Industrials – 1.6%
Sixt SE	27	2,185

Total Germany - 1.6%		$2,185

TOTAL PREFERRED STOCKS – 1.6%		$2,185
(Cost: $1,443)

SHORT-TERM SECURITIES
Money Market Funds(C) – 4.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	725	726

Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(D)	5,391	5,391
		6,117

TOTAL SHORT-TERM SECURITIES – 4.6%		$6,117
(Cost: $6,117)

TOTAL INVESTMENT SECURITIES – 103.6%		$138,581
(Cost: $95,161)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.6)%		(4,761)

NET ASSETS – 100.0%		$133,820

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $8,484 are on loan.

(C)	Rate shown is the annualized 7-day yield at June 30, 2021.

(D)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$130,279	$—	$—
Preferred Stocks	2,185	—	—
Short-Term Securities	6,117	—	—

Total	$138,581	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$95,161

Gross unrealized appreciation	45,312

Gross unrealized depreciation	(1,892)

Net unrealized appreciation	$43,420